SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Remaining month	$ 228,000
Finance Leases, Remaining month	40,000
Operating Leases, Year one	433,000	910,000
Finance Leases, Year one	54,000	85,000
Operating Leases, Year two	64,000	433,000
Finance Leases, Year two	21,000	15,000
Operating Leases, Year three		64,000
Finance Leases, Year three		20,000
Operating Leases, Total Future Minimum Lease Payments	725,000	1,407,000
Finance Leases, Total Future Minimum Lease Payments	115,000	120,000
Operating Leases, Less: discount	(21,000)	(86,000)
Finance Leases, Less: discount	(6,000)	(8,000)
Operating Leases, Total lease liability	704,000	1,321,000
Finance Leases, Total lease liability	109,000	112,000
Operating lease, leases payable current portion	(621,000)	(815,000)	$ (734,000)
Finance lease, leases payable current portion	(87,000)	(80,000)	(156,000)
Operating lease, leases payable noncurrent portion	83,000	506,000	1,321,000
Finance lease, leases payable non current portion	$ 22,000	$ 32,000	$ 112,000